Subsequent Events (Details) - Subsequent Event [Member] CAD in Billions	12 Months Ended
Dec. 31, 2017 CAD
Subsequent events
Subsequent event date	Jan. 24, 2018
Subsequent event description	On January 24, 2018, the Company filed a preliminary shelf prospectus with Canadian securities regulators, pursuant to which CN may issue up to an aggregate amount of $6.0 billion of debt securities over a 25-month period. The final shelf prospectus and the corresponding U.S. registration statement are expected to be filed in early February 2018, and will replace CN’s existing shelf prospectus and registration statement that expire on February 6, 2018.
Maximum amount of debt securities issuance pursuant to shelf prospectus and registration statement	CAD 6.0